INTEREST INCOME (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INTEREST INCOME
Interest income on shareholders' loan	$ 2,664	$ 2,531
Interest income on refundable lease deposit	25,185	7,549
Interest income on bank balances	398,055	40,957
Total interest income	$ 425,904	$ 51,037